INCOME TAX EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current Tax And Deferred Tax Expense Income And Adjustments Of Prior Periods [Abstract]
Current tax	R (263.2)	R 1.6	R (6.4)
Mining tax	(263.2)	0.0	0.0
Non-Mining, company and capital gains tax	0.0	1.6	(6.4)
Deferred tax	(80.7)	(28.2)	(19.5)
Deferred tax charge - Mining tax	(59.1)	(14.8)	(10.4)
Deferred tax charge - Non-mining, company and capital gains tax	(2.1)	1.6	3.7
Deferred tax rate adjustment	(20.7)	(15.0)	(12.8)
Recognition of previously unrecognised tax losses of a capital nature	1.2	0.0	0.0
Total income tax	R (343.9)	R (26.6)	R (25.9)
Major items causing the Group's income tax expense to differ from the statutory rate [Abstract]
South African corporate tax rate	28.00%	28.00%	28.00%
Tax on net profit before tax at the South African corporate rate of 28%	R (274.1)	R (30.2)	R (9.0)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula	(0.9)	7.4	3.5
Deferred tax rate adjustment	(20.7)	(15.0)	(12.8)
Non-deductible expenditure	(29.3)	(11.9)	(9.8)
Utilisation of tax losses for which deferred tax assets were previously unrecognised	0.0	0.0	2.6
Current year tax losses for which no deferred tax has been recognised	(23.5)	(2.7)	(0.8)
Exempt income and other non-taxable income	2.4	4.4	0.0
Other temporary differences	0.4	16.8	0.0
Over/(under) provided in prior periods	0.0	2.9	0.0
Recognition of previously unrecognised tax losses of a capital nature	1.2	0.0	0.0
Tax incentives	0.6	1.7	0.4
Income tax	R (343.9)	R (26.6)	R (25.9)